Income Tax - Schedule of Deferred Tax Assets and Liabilities (Detail)	Dec. 31, 2021 USD ($)
Components of Deferred Tax Assets and Liabilities [Abstract]
Capitalized start-up costs	$ 413,817
Unrealized gains on marketable securities	(802)
Charitable contributions	5,019
Net operating loss carryforward	39,344
Total deferred tax assets	457,378
Valuation allowance	$ (457,378)